Stockholders' Equity (Details) - Schedule of Stock Option and Restricted Stock Unit Activity - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock Options [Member]
Schedule of Stock Option and Restricted Stock Unit Activity under its Plans [Line Items]
Number of Shares Subject to Outstanding Stock Options, Granted	66,967	15,050	17,145
Weighted Average Exercise Price per Share, Granted	$ 0.87	$ 12.91	$ 22.98
Number of Shares Subject to Outstanding Stock Options, Released
Weighted Average Exercise Price per Share, Released
Number of Shares Subject to Outstanding Stock Options, Forfeited	(96,493)	(2,850)
Weighted Average Exercise Price per Share, Forfeited	$ 43.27	$ 39.87
Number of Shares Subject to Outstanding Stock Options, balance	72,563	102,089	89,889
Weighted Average Exercise Price per Share, balance (in Dollars per share)	$ 3.12	$ 42.54	$ 47.42
Restricted Stock Units [Member]
Schedule of Stock Option and Restricted Stock Unit Activity under its Plans [Line Items]
Number of Outstanding Restricted Stock Units, Granted	119,351	7,500	131,858
Weighted Average Grant Date Fair Value per Unit, Granted	$ 1	$ 2.91	$ 79.29
Number of Outstanding Restricted Stock Units, Released	(57,077)	61,200
Weighted Average Grant Date Fair Value per Unit, Released	$ 32.05	$ (82.04)
Number of Outstanding Restricted Stock Units, Forfeited	(2,500)	(1,242)
Weighted Average Grant Date Fair Value per Unit, Forfeited	$ 2.91	$ 88.6
Number of Outstanding Restricted Stock Units, balance	136,690	76,916	131,858
Weighted Average Grant Date Fair Value per Unit, balance (in Dollars per share)	$ 2,655	$ 69.5